MATERIAL ACCOUNTING POLICY INFORMATION (Policies)	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Derivative financial instruments

(a)	Derivative financial instruments

The Company classifies warrants and conversion features as financial liabilities when their contractual terms do not meet the equity-classification requirements of IAS 32, including the requirement that an instrument exchange a fixed amount of cash or another financial asset for a fixed number of the Company’s own equity instruments. Derivative financial liabilities are measured at fair value through profit or loss. The host liability component of a compound financing is measured subsequently at amortized cost using the effective interest method.

The valuation of derivative financial liabilities requires estimates of expected volatility and term and consideration of the contractual exercise, conversion, anti-dilution, cashless-exercise and beneficial-ownership provisions. The instruments outstanding at June 30, 2026 and the related valuation inputs are described in Note 20.

Lease term

(b)	Lease term

During the three months ended June 30, 2026, the Company recognized right-of-use assets associated with hosted mining equipment arrangements. Determining the lease term requires judgment regarding the enforceable period of each contract and whether the Company is reasonably certain to exercise an extension option or not to exercise a termination option. The related right-of-use assets were fully depreciated by June 30, 2026.

Digital currency and escrow balances

(c)	Digital currency and escrow balances

Digital currency is accounted for as an indefinite-lived intangible asset under IAS 38 and is measured subsequently using the revaluation model. In determining whether digital currency held through a third-party arrangement is an asset of the Company, the Company assesses its enforceable rights, its ability to direct the use of the digital currency and obtain the related economic benefits, and any contractual withdrawal or use restrictions. At June 30, 2026, digital currency with a fair value of $1,518,921 was held in an account administered by Luxor.

IFRS 18

(d)	IFRS 18

IFRS 18, Presentation and Disclosure in Financial Statements, is effective for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted. The Company does not intend to apply IFRS 18 early and plans to apply it beginning October 1, 2027. The Company is assessing the effect of IFRS 18 on the presentation and disclosure of its future consolidated financial statements.